Summary of Significant Accounting Policies - Summary of Reconciliation Between IFRS and IFRS-EU (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of changes in accounting estimates [line items]
Equity	€ 24,102	€ 24,341	€ 26,250	€ 27,683
Shareholders' equity, adjustment of EU 'IAS 39' carve-out	368	510	315
Shareholders' equity, tax effect of the adjustment	(83)	(117)	(71)
Shareholders' equity, effect of the adjustment after tax	285	393	244
Net income, adjustment of EU 'IAS 39' carve-out	(142)	195	(120)
Net income, tax effect of the adjustment	34	(47)	27
Net income, effect of the adjustment after tax	(108)	149	(92)
In accordance with IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	20,288	20,520	22,441
Net income	2,469	438	(431)
In accordance with IFR5-EU [member]
Disclosure of changes in accounting estimates [line items]
Equity	20,573	20,913	22,684
Net income	€ 2,361	€ 586	€ (523)